SCHEDULE OF SHORT-TERM LOAN (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Jan. 15, 2025
Defined Benefit Plan Disclosure [Line Items]
Total	$ 20,000	$ 20,000	$ 20,000
Bearco Investments Ltd [Member] | Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 20,000	$ 20,000